OPERATING LEASES (Details) (Building, CNY)	0 Months Ended	12 Months Ended
	Mar. 01, 2014 item	Mar. 31, 2014
Building
Operating leases
Number of floor leased	1
Operating lease term		6 years
Property on Operating Leases, gross		26,251,157
Less: Accumulated depreciation		(4,156,433)
Property and equipment, net		22,094,724
Future minimum rentals
2015		2,753,079
2016		3,308,825
2017		3,475,825
2018		3,647,360
2019		3,830,195
Thereafter		3,663,927
Total		20,679,211